Interest in an equity-accounted investee (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Oct. 27, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2022
Disclosure of associates [line items]
Investment in the entity by cash				¥ 356,000,000
Loan from related party			¥ 7,490,000	13,710,000
Carrying amount in the consolidated financial statements			352,062,000
Unpaid balance			¥ 1,791,000	¥ 5,105,000
YGF Investment V Limited
Disclosure of associates [line items]
Proportion of ownership interest acquired	80.00%
Proportion of ownership interest previously owned	20.00%
YGF Investment V Limited
Disclosure of associates [line items]
Ownership interest		20.00%	20.00%
Carrying amount in the consolidated financial statements			¥ 352,062,000
YGF Investment V Limited | YGF MC LIMITED
Disclosure of associates [line items]
Ownership interest		80.00%
YGF Investment V Limited | YGF MC LIMITED
Disclosure of associates [line items]
Ownership interest			80.00%
Loan from related party			¥ 319,930,000
Carrying amount in the consolidated financial statements			1,424,000,000
Amount paid in cash			422,949,000
Unpaid balance			¥ 1,001,051,000